INVESTMENTS IN EQUITY AND COST INVESTEES	12 Months Ended
Jun. 30, 2015
Investments, Debt and Equity Securities [Abstract]
Investment [Text Block]
NOTE 12 -	INVESTMENTS IN EQUITY AND COST INVESTEES

The following long-term investments were accounted for under either the equity method or the cost method as indicated:

June 30, 2015	Interest held	Long-term investment, at cost, less impairment	Share of undistributed profits	Advance to investee company	Total

Equity method
China Techenergy Co., Ltd.	40.00%	$9,814	(5,953)	48	3,909
Beijing Hollysys Electric Motor Co., Ltd.	40.00%	866	3,722	-	4,588
Beijing IPE Biotechnology Co., Ltd.	23.39%	1,613	2,185	-	3,798
Beijing Hollysys Machine Automation Co., Ltd.	30.00%	491	(491)	-	-
Southcon Development Sdn Bhd.	30.00%	238	(21)	-	217
		$13,022	(558)	48	12,512

Cost method
Shenhua Hollysys Information Technology Co., Ltd.	20.00%	$2,593	-	-	2,593
Heilongjiang Ruixing Technology Co., Ltd.	8.31%	1,773	-	-	1,773
Zhongjijing Investment Consulting Co., Ltd.	5.00%	-	-	-	-
Zhejiang Sanxin Technology Co., Ltd.	6.00%	98	-	-	98
		$4,464	-	-	4,464

June 30, 2014	Interest held	Long-term investment, at cost, less impairment	Share of undistributed profits	Advance to investee company	Total
Equity method
China Techenergy Co., Ltd.	40.00%	$9,752	(2,571)	48	7,229
Beijing Hollysys Electric Motor Co., Ltd.	40.00%	861	3,144	-	4,005
Beijing IPE Biotechnology Co., Ltd.	23.39%	1,603	1,926	-	3,529
New Huake Electronic Technology Co., Ltd.	37.50%	244	(244)	-
Beijing Hollysys Machine Automation Co., Ltd.	30.00%	488	(441)	-	47
Southcon Development SDN BHD	30.00%	280	(28)	-	252
		$13,228	1,786	48	15,062
Cost method
Shenhua Hollysys Information Technology Co., Ltd.	20.00%	$2,577	-	-	2,577
Heilongjiang Ruixing Technology Co., Ltd.	8.31%	1,761	-	-	1,761
Zhongjijing Investment Consulting Co., Ltd.	5.00%	-	-	-	-
Zhejiang Sanxin Technology Co., Ltd.	6.00%	98	-	-	98
		$4,436	-	-	4,436
In April 2013, the Company acquired a 30% equity interest of Southcon Development Sdn. Bhd., as a result of the acquisition of Bond.

For the year ended June 30, 2013, the Company recorded dividend income of $834 from Heilongjiang Ruixing Technology Co., Ltd., an investee which is accounted for by the Company under the cost method, out of which $196 was received during the year ended June 30, 2014.

In December 2013, the Company made additional cash injection of RMB 24,000 (equivalent to $3,901) into China Techenergy Co., Ltd. (“China Techenergy”) which increased the investment cost in China Techenergy to RMB 60,000 (equivalent to $9,752). The other investor has also made additional cash injection that corresponds with their portion of the investment in China Techenergy, therefore the Company’s percentage of interest in China Techenergy remains the same at 40% and the Company continues to use equity method to account for the investment.

For the year ended June 30, 2014, the Company received a dividend of $2,408 from China Techenergy Co., Ltd.

For the year ended June 30, 2014, the Company recognized an impairment loss of RMB2,000 (equivalent to $325) against the investment in Zhongjijing Investment Consulting Co., Ltd (“Zhongjijing”). As a result, the balance of investment in Zhongjijing was reduced to nil as of June 30, 2014. Zhongjijing has ceased operations and the Company expects that the recoverable amount of the investment in Zhongjijing to be nil.

The Company holds a 20% equity interest of Shenhua Hollysys Information Technology Co. Ltd. (“Shenhua Information”), but uses the cost method to account for the investment because:

1) Only one out of the five board representatives is elected by the Company and the remaining 80% equity interest is held by a large state-owned company which, in the view of the management, operates Shenhua Information without regards to the views of the Company;

2) Key management of Shenhua Information including the chief executive officer, chief financial officer, chief operating officer and head of accounting are all appointed by the other shareholder.

3) Based on the articles of association of Shenhua Information, there are no matters that require unanimous approval of all shareholders and there are no participating rights for noncontrolling shareholders.

In November 2014, the Company entered into an agreement to dispose all of its 37.5% interest in New Huake Electronic Technology Co., Ltd., for a gain of RMB490 (equivalent to $80), and the gain was recognized in the gain on disposal of long term investments in the consolidated statements of comprehensive income for the year ended June 30, 2015.

For the year ended June 30, 2015, the Company received dividend of $249 from Shenhua Hollysys Information Technology Co. Ltd.